ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 9.8%
Advertising - 1.0%
Omnicom Group, Inc.	22,514	$1,763,522
		$–
Broadcasting - 1.0%
Fox Corp. - Class A	28,320	1,690,704

Cable & Satellite - 1.6%
Charter Communications, Inc. - Class A (a)	4,024	1,068,694
Comcast Corp. - Class A	45,493	1,545,397
		2,614,091
Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc.	38,153	1,687,507
		$–
Interactive Media & Services - 2.2%
Alphabet, Inc. - Class A	9,301	1,980,276
Meta Platforms, Inc. - Class A	2,220	1,639,914
		3,620,190
Movies & Entertainment - 2.0%
Live Nation Entertainment, Inc. (a)	10,797	1,797,592
Netflix, Inc. (a)	1,235	1,492,189
		3,289,781
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	6,849	1,725,880
Total Communication Services		16,391,675

Consumer Discretionary - 10.4%
Apparel Retail - 2.2%
Ross Stores, Inc.	12,546	1,846,269
TJX Cos., Inc.	13,034	1,780,575
		3,626,844
Automobile Manufacturers - 1.0%
Tesla, Inc. (a)	4,980	1,662,673
		$–
Broadline Retail - 1.0%
Amazon.com, Inc. (a)	7,358	1,684,982

Home Improvement Retail - 1.1%
Lowe's Cos., Inc.	7,166	1,849,258
		$–
Homebuilding - 1.2%
PulteGroup, Inc.	15,156	2,000,895

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Homefurnishing Retail - 1.1%
Williams-Sonoma, Inc.	9,757	$1,836,170
		$–
Other Specialty Retail - 0.9%
Chewy, Inc. - Class A (a)	37,402	1,531,986

Restaurants - 1.9%
Domino's Pizza, Inc.	3,616	1,657,213
Yum! Brands, Inc.	10,881	1,599,180
		3,256,393
Total Consumer Discretionary		17,449,201

Consumer Staples - 5.7%
Consumer Staples Merchandise Retail - 2.8%
Costco Wholesale Corp.	1,631	1,538,555
Target Corp.	16,112	1,546,430
Walmart, Inc.	16,531	1,603,176
		4,688,161
Household Products - 0.9%
Procter & Gamble Co.	10,090	1,584,534
		$–
Tobacco - 2.0%
Altria Group, Inc.	27,569	1,852,912
Philip Morris International, Inc.	8,899	1,487,290
		3,340,202
Total Consumer Staples		9,612,897

Energy - 3.1%
Integrated Oil & Gas - 1.0%
Exxon Mobil Corp.	14,712	1,681,435
		$–
Oil & Gas Exploration & Production - 2.1%
Devon Energy Corp.	49,902	1,801,462
EOG Resources, Inc.	13,310	1,661,354
		3,462,816
Total Energy		5,144,251

Financials - 13.7%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	3,021	1,555,241
		$–
Consumer Finance - 1.1%
Synchrony Financial	24,228	1,849,565
		$–

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Diversified Banks - 1.0%
JPMorgan Chase & Co.	5,602	$1,688,555
		$–
Diversified Financial Services - 1.8%
Apollo Global Management, Inc.	11,206	1,526,593
Equitable Holdings, Inc.	28,823	1,535,113
		3,061,706
Life & Health Insurance - 1.0%
MetLife, Inc.	20,008	1,627,851

Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc. - Class B (a)	3,324	1,671,906
		$–
Property & Casualty Insurance - 4.9%
Allstate Corp.	8,254	1,679,276
Hartford Insurance Group, Inc.	12,834	1,698,067
Progressive Corp.	6,101	1,507,313
Travelers Cos., Inc.	6,087	1,652,681
W R Berkley Corp.	22,200	1,591,518
		8,128,855
Transaction & Payment Processing Services - 2.0%
Mastercard, Inc. - Class A	2,932	1,745,390
Visa, Inc. - Class A	4,584	1,612,560
		3,357,950
Total Financials		22,941,629

Health Care - 8.7%
Biotechnology - 1.1%
AbbVie, Inc.	8,656	1,821,222

Health Care Distributors - 2.6%
Cardinal Health, Inc.	8,471	1,260,316
Cencora, Inc.	5,390	1,571,778
McKesson Corp.	2,213	1,519,534
		4,351,628
Health Care Equipment - 2.0%
GE HealthCare Technologies, Inc.	21,565	1,589,988
ResMed, Inc.	6,318	1,734,354
		3,324,342
Health Care Facilities - 1.0%
Tenet Healthcare Corp. (a)	9,261	1,707,080

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.0%
Eli Lilly & Co.	2,052	$1,503,254
Johnson & Johnson	10,559	1,870,738
		3,373,992
Total Health Care		14,578,264

Industrials - 9.5%
Building Products - 1.0%
Carlisle Cos., Inc.	4,300	1,659,327

Construction & Engineering - 2.4%
Comfort Systems USA, Inc.	3,018	2,122,801
EMCOR Group, Inc.	3,026	1,876,120
		3,998,921
Construction Machinery & Heavy Transportation Equipment - 1.0%
Caterpillar, Inc.	4,169	1,746,978
		$–
Electrical Components & Equipment - 0.9%
Vertiv Holdings Co. - Class A	12,582	1,604,834

Industrial Machinery & Supplies & Components - 2.0%
Dover Corp.	8,776	1,569,675
Illinois Tool Works, Inc.	6,503	1,721,019
		3,290,694
Trading Companies & Distributors - 2.2%
United Rentals, Inc.	2,133	2,039,873
WW Grainger, Inc.	1,569	1,590,182
		3,630,055
Total Industrials		15,930,809

Information Technology - 33.0%(b)
Application Software - 3.7%
Adobe, Inc. (a)	4,146	1,478,878
Autodesk, Inc. (a)	5,237	1,648,084
Intuit, Inc.	2,050	1,367,350
Pegasystems, Inc.	30,099	1,631,667
		6,125,979
Communications Equipment - 3.4%
Arista Networks, Inc. (a)	16,032	2,189,170
Cisco Systems, Inc.	23,328	1,611,731
Motorola Solutions, Inc.	3,861	1,824,168
		5,625,069

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Electronic Components - 1.1%
Amphenol Corp. - Class A	16,451	$1,790,856

Electronic Manufacturing Services - 3.1%
Flex Ltd. (a)	32,108	1,721,631
Jabil, Inc.	7,433	1,522,501
TE Connectivity PLC	9,563	1,974,760
		5,218,892
Internet Services & Infrastructure - 0.8%
GoDaddy, Inc. - Class A (a)	8,972	1,330,637

IT Consulting & Other Services - 2.5%
Accenture PLC - Class A	5,476	1,423,596
Cognizant Technology Solutions Corp. - Class A	20,741	1,498,537
International Business Machines Corp.	5,541	1,349,178
		4,271,311
Semiconductor Materials & Equipment - 2.8%
Applied Materials, Inc.	8,801	1,414,849
KLA Corp.	1,815	1,582,680
Lam Research Corp.	16,536	1,656,080
		4,653,609
Semiconductors - 7.4%
Broadcom, Inc.	5,978	1,777,797
First Solar, Inc. (a)	10,563	2,061,792
Monolithic Power Systems, Inc.	2,189	1,829,479
NVIDIA Corp.	10,221	1,780,294
NXP Semiconductors NV	7,398	1,737,420
QUALCOMM, Inc.	10,114	1,625,623
Texas Instruments, Inc.	7,778	1,574,890
		12,387,295
Systems Software - 4.0%
Gen Digital, Inc.	54,811	1,655,292
Microsoft Corp.	3,246	1,644,716
Oracle Corp.	7,555	1,708,412
Rubrik, Inc. - Class A (a)	18,119	1,619,839
		6,628,259
Technology Distributors - 0.9%
CDW Corp.	9,055	1,491,902

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	8,014	1,860,370
NetApp, Inc.	15,108	1,704,031

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 3.3% (Continued)
Western Digital Corp.	25,458	$2,045,296
		5,609,697
Total Information Technology		55,133,506

Materials - 2.2%
Gold - 1.3%
Anglogold Ashanti PLC	36,795	2,084,805

Metal, Glass & Plastic Containers - 0.9%
Crown Holdings, Inc.	15,488	1,539,197
Total Materials		3,624,002

Utilities - 1.8%
Electric Utilities - 0.9%
NRG Energy, Inc.	9,632	1,402,034

Independent Power Producers & Energy Traders - 0.9%
Vistra Corp.	8,160	1,543,137
Total Utilities		2,945,171
TOTAL COMMON STOCKS (Cost $145,752,844)		163,751,405

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Real Estate - 1.9%
Other Specialized REITs - 1.0%
VICI Properties, Inc.	49,627	1,676,400

Telecom Tower REITs - 0.9%
American Tower Corp.	7,378	1,504,005
Total Real Estate		3,180,405
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,077,214)		3,180,405

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.22%(c)	248,512	248,512
TOTAL MONEY MARKET FUNDS (Cost $248,512)		248,512

TOTAL INVESTMENTS - 99.9% (Cost $149,078,570)		$167,180,322
Other Assets in Excess of Liabilities - 0.1%		109,987
TOTAL NET ASSETS - 100.0%		$167,290,309

Percentages are stated as a percent of net assets.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA ETFs

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Astoria US Equal Weight Quality Kings ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$163,751,405	$—	$—	$163,751,405
Real Estate Investment Trusts	3,180,405	—	—	3,180,405
Money Market Funds	248,512	—	—	248,512
Total Investments	$167,180,322	$—	$—	$167,180,322
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.